Summary of the Changes in the Standardized Measure of Future Net Cash Flows (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Extractive Industries [Abstract]
Beginning of year		$ 3,077,065	[1]	$ 2,910,511	[1]	$ 2,885,485
Sale of oil and natural gas produced, net of production costs		(687,717)		(430,964)		(267,339)
Purchase of minerals in place		1,558,759		74,337		474,337
Sale of minerals in place		(47,791)		(54,091)		(154,963)
Extensions and discoveries		697,931		437,427		393,102
Changes in income taxes, net		(1,058,815)				1,947
Changes in prices and costs		196,530		(85,731)		(733,962)
Previously estimated development costs incurred		480,466		261,787		130,750
Net changes in future development costs		(201,177)		(17,514)		(68,471)
Revisions of previous quantities		665,089		(327,926)		(267,375)
Accretion of discount		307,707		287,535		288,743
Change in production rates and other		(265,905)		21,694		228,257
End of year	[1]	$ 4,722,142		$ 3,077,065		$ 2,910,511

[1]	Includes $2,756,848, $1,529,216 and $1,113,453 attributable to both noncontrolling interests and previous owners for the years ended December 31, 2014, 2013 and 2012, respectively.